Related Party Balances and Transactions (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Balances and Transactions [Abstract]
Schedule of Related Parties Balances and Transactions	The following is a list of related parties which the Group has balances and transactions with:
Name of entity or individual	Relationship
Mr. Gerard Kim Meng Lim (“Gerard Lim”) (b)(ii)(ii)	Chief Executive Officer and controlling shareholder

Ms. Khoo Kwai Fun (“Ms Khoo”) (b)(ii)(vi)	Spouse of the controlling shareholder and became a shareholder of the Company in January 2024

Isa Wellness Marketing (b)(ii)(vii)	An entity controlled by a close family member of the controlling shareholder

Isa Farm Sdn. Bhd.	Under common control of the controlling shareholder

Braiven Co., Ltd. (b)(ii)(iv)	Significantly influenced by key management of the Group*

HWG Cash (b)(ii)(v)	Under common control of Mr. Lim Chun Hoo and ceased to be a shareholder in January 2024

Agroz Ventures Sdn. Bhd. (b)(ii)(i)	Significantly influenced by Agroz Group**

Agroz Vertical Farms Sdn. Bhd. (b)(ii)(iii)	Significantly influenced by Agroz Group**

Agroz Asia Sdn. Bhd.	Under common control of the controlling shareholder

*

Mr. Gerard Kim Meng Lim or key management of the Group holds a voting interest of 10% or more and has the right to participate in the financial and operating policy decisions of the applicable company, but does not have control.

**

Agroz Group’s shareholdings of 19% in each of Agroz Ventures and Agroz Vertical Farms are proxy holdings, with such shares held in trust. While shareholders holding 10% or more of the voting power in an entity are presumed to have a significant influence on the entity under Item 7B of Form 20-F, under International Accounting Standards (“IAS”) 28 and International Financial Reporting Standards (“IFRS”) 9, significant influence requires a holding of 20% or more in voting power. Agroz Group does not possess any Director nomination rights, voting power, or decision-making influence on the Board of Directors of either Agroz Ventures or Agroz Vertical Farms. Although Agroz Group meets the significant influence presumption under Item 7B of Form 20-F, it does not meet the criteria under IAS 28 and IFRS 9 for significant influence. Therefore, Agroz Group does not believe these proxy holdings should be accounted under equity method. These proxy holdings additionally do not meet the criteria of assets under IASB Framework. The Company, through its wholly owned subsidiary, Agroz Group Sdn Bhd, pursuant to agreements with each of these entities, agreed to operate vertical farms based on guidelines and instructions from Agroz Ventures and Agroz Vertical Farms’ management teams, in return for a share of such vertical farms’ revenue. Such revenue is received by Agroz Group in consideration of the services Agroz Group provides and the license it grants to use its technology. Agroz Group does not make management decisions on behalf of Agroz Ventures and Agroz Vertical Farms in the operation of such vertical farms, and in such capacity, Agroz Group exercises no control over Agroz Ventures and Agroz Vertical Farms in accordance to IFRS 10. This is because Agroz Group does not have the power or ability to direct such related parties’ activities, which activities would affect investee’s return. Agroz Group also has no purchase or funding obligations to Agroz Ventures and Agroz Vertical Farms. While IFRS 15 Revenue from Contracts with Customers will be applied for Agroz Group’s performance obligations under such agreements (i.e., operating Agroz Ventures and Agroz Vertical Farms’ vertical farms), the transaction price for Agroz Group’s performance obligations is share of revenue on inhouse produced vegetable sales revenue to other parties except Agroz as management fee. During the six months ended June 30, 2024, the management fee earned on vegetable sales revenue is insignificant. There was no management fee earned for the six months ended June 30, 2025.

Schedule of Key Management Personnel Compensation	Key management personnel compensation
	For the period ended June 30, 2024	For the period ended June 30, 2025
	MYR	MYR	USD

Salaries	1,086,602	970,753	221,663
Contribution to social security contribution plan	14,979	14,979	3,420
	1,101,581	985,732	225,083

Schedule of Other Transactions with Related Parties	Other transactions with related parties
	For the period ended June 30, 2024	For the period ended June 30, 2025
	MYR	MYR	USD
Farm solution sales to
Agroz Vertical Farms Sdn. Bhd. (iii)	1,050,081	—	—

Fresh vegetable sales to
Isa Wellness Marketing (vii)	32,842	—	—

Purchases of fresh produce from
Agroz Vertical Farms Sdn. Bhd. (iii)	1,939,894	1,873,313	427,756
Agroz Ventures Sdn. Bhd. (i)	160,538	96,636	22,066

Purchase of IT software from
Braiven Co., Ltd. (iv)	5,316,710	235,643	53,807

Expenses paid by the Group on behalf of
Agroz Ventures Sdn. Bhd. (i)	331,504	319,374	72,926
Interest on a loan from
HWG Cash (v)	13,630	13,630	3,112

Expenses paid on behalf of the Group by
Gerard Lim (ii)	240	3,838,681	876,531
Khoo Kwai Fun (vi)	51,533	—	—
Payments to
Gerard Lim (ii)	2,400	50,000	11,417
Khoo Kwai Fun (vi)	53,496	—	—
Braiven Co., Ltd. (iv)	6,055,380	162,010	36,994
Agroz Vertical Farms Sdn. Bhd. (iii)	1,239,021	966,293	220,645
HWG Cash (v)	70,925	—	—
Payments from
Agroz Ventures Sdn. Bhd. (i)	2,430,000	996,700	227,588
ISA Wellness Marketing (vii)	551,351	—	—
Agroz Vertical Farms Sdn. Bhd. (iii)	1,000,000	—	—
(i)	During the six months period ended June 30, 2024 and 2025, Agroz Group paid expenses on behalf of Agroz Ventures Sdn. Bhd. amounted to MYR 331,504 and MYR 319,374 (USD 72,926) and received payments amounted to MYR 2,430,000 and MYR 996,700 (USD 227,588) respectively. During the six months period ended June 30, 2024 and 2025, Agroz Group also purchased fresh produce from Agroz Ventures Sdn. Bhd. amounted to MYR 160,538 and MYR 96,636 (USD 22,066) respectively.

(ii)	During the six months period ended June 30, 2024 and 2025, certain operating expenses of Agroz Group amounted to MYR 240 and MYR 3,838,681 (USD 876,531) respectively was paid by Mr. Gerard Lim. Agroz Group has repaid MYR 2,400 and MYR 50,000 (USD 11,417) to Mr. Gerard Lim during the six months period ended June 30, 2024 and 2025 respectively.

(iii)	During the six months period ended June 30, 2024 and 2025, Agroz Group purchased fresh produce from Agroz Vertical Farm Sdn. Bhd. amounted to MYR 1,939,894 and MYR 1,873,313 (USD 427,756) respectively. During the six months period ended June 30, 2024, Agroz Group sold its farm solutions to Agroz Vertical Farm Sdn. Bhd. amounted to MYR 1,050,081 and received payments amounted to MYR 1,000,000. Agroz Group repaid MYR 1,239,021 and 966,293 (USD 220,645) during the six months period ended June 30, 2024 and 2025 respectively.

(iv)	Agroz Group purchased IT software from Braiven Co., Ltd. amounted to MYR 5,316,710 and paid MYR 6,055,380 during the six months period ended June 30, 2024. During the six months period ended June 30, 2025, Agroz Group endured the investment in IT software from Braiven Co., Ltd. amounted to MYR 235,643 (USD 53,807) and paid MYR 162,010 (USD 36,994).

(v)	During the six months period ended June 30, 2024 and 2025, Agroz Group incurred additional interest amounted to MYR 13,630 and MYR 13,630 (USD 3,112) (note 21) respectively to HWG Cash. Agroz Group has repaid MYR 70,925 to HWG Cash during the six months period ended June 30, 2024.

(vi)	During the six months period ended June 30, 2024, Khoo Kwai Fun paid on behalf of Agroz Group on certain expenses amounted to MYR 51,533 and Agroz Group has repaid MYR 53,496 in the same period.

(vii)	During the six months period ended June 30, 2024, Agroz Group sold fresh produce to ISA Wellness Marketing amounted to MYR 32,842 and received payments amounted to MYR 551,351.

Schedule of Balances with Related Parties	Balances with related parties
	As of December 31, 2024	As of June 30, 2025
	MYR	MYR	USD
Included in trade receivables from related parties, net
Agroz Ventures Sdn. Bhd.	588,000	—	—
Isa Wellness Marketing	32,513	—	—
Agroz Vertical Farm Sdn. Bhd.	99,500	—	—
Total trade receivables from related parties, net	720,013	—	—

Included in amounts due from a related party
Agroz Ventures Sdn. Bhd.	751,695	1,071,069	253,465
Included in prepayments to a related party
Braiven Co., Ltd.	5,517,306	5,751,779	1,361,142

Included in amounts due to related parties
HWG Cash	2,514,691	2,528,321	598,320
Gerard Lim	33,691	3,822,372	904,554
Braiven Co., Ltd.	40,226	113,859	26,944
Khoo Kwai Fun	35,898	35,898	8,495
Agroz Ventures Sdn. Bhd.	274,733	324,669	76,832
Agroz Vertical Farm Sdn. Bhd.	1,102,611	1,909,631	451,909
Total amounts due to related parties	4,001,850	8,734,750	2,067,054